THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 54.7%

	Face Amount	Value
Communication Services — 3.1%
Comcast
Callable 08/15/2032 @ $100
5.500%, 11/15/2032	$45,000	$46,759
Directv Financing
Callable 08/15/2023 @ $104
5.875%, 08/15/2027(A)	170,000	153,958
Interpublic Group of
Callable 03/15/2033 @ $100
5.375%, 06/15/2033	60,000	59,370
Meta Platforms
Callable 11/15/2052 @ $100
5.600%, 05/15/2053	55,000	56,486
Callable 02/15/2033 @ $100
4.950%, 05/15/2033	100,000	99,923
T-Mobile USA
Callable 03/15/2025 @ $100
3.500%, 04/15/2025	60,000	57,686
Verizon Communications
Callable 12/15/2031 @ $100
2.355%, 03/15/2032	80,000	64,343

		538,525

Consumer Discretionary — 8.5%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	150,000	126,971
AutoZone
Callable 11/01/2032 @ $100
4.750%, 02/01/2033	20,000	19,160
Carriage Services
Callable 05/15/2024 @ $102
4.250%, 05/15/2029(A)	150,000	129,105
Garda World Security
Callable 08/03/2023 @ $102
4.625%, 02/15/2027(A)	150,000	137,250
General Motors Financial
Callable 10/09/2032 @ $100
6.400%, 01/09/2033	40,000	40,658
General Motors Financial
5.400%, 04/06/2026	15,000	14,828
Grupo Bimbo
Callable 05/10/2047 @ $100
4.700%, 11/10/2047(A)	200,000	180,171

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Home Depot
Callable 06/15/2032 @ $100
4.500%, 09/15/2032	$15,000	$14,826
IHO Verwaltungs GmbH
Callable 07/14/2023 @ $102
4.750%cash/5.500% PIK, 09/15/2026(A)	149,000	137,466
Johns Hopkins University
Callable 04/01/2032 @ $100
4.705%, 07/01/2032	60,000	59,845
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	145,000	127,605
Toyota Motor Credit MTN
4.400%, 09/20/2024	175,000	172,820
Tractor Supply
Callable 02/15/2033 @ $100
5.250%, 05/15/2033	60,000	59,535
Callable 08/01/2030 @ $100
1.750%, 11/01/2030	50,000	39,598
University of Chicago
Callable 10/01/2044 @ $100
2.761%, 04/01/2045	125,000	93,396
Callable 10/01/2049 @ $100
2.547%, 04/01/2050	65,000	44,223
University of Miami
4.063%, 04/01/2052	95,000	80,641

		1,478,098

Consumer Staples — 4.3%
Brown-Forman
Callable 01/15/2033 @ $100
4.750%, 04/15/2033	10,000	10,037
Church & Dwight
Callable 08/15/2032 @ $100
5.600%, 11/15/2032	59,000	62,353
Callable 12/15/2051 @ $100
5.000%, 06/15/2052	40,000	39,547
Constellation Brands
Callable 02/02/2024 @ $100
5.000%, 02/02/2026	40,000	39,850
Dollar General
Callable 04/05/2033 @ $100
5.450%, 07/05/2033	35,000	34,740
Callable 08/01/2032 @ $100
5.000%, 11/01/2032	35,000	33,978

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Estee Lauder
Callable 11/15/2052 @ $100
5.150%, 05/15/2053	$35,000	$35,645
General Mills
Callable 11/18/2023 @ $100
5.241%, 11/18/2025	120,000	120,014
HLF Financing S.A.R.L.
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	150,000	106,916
McCormick
Callable 01/15/2033 @ $100
4.950%, 04/15/2033	45,000	44,171
Philip Morris International
Callable 12/15/2029 @ $100
5.125%, 02/15/2030	60,000	59,325
Spectrum Brands
Callable 03/15/2026 @ $102
3.875%, 03/15/2031(A)	150,000	123,000
Target
Callable 07/15/2052 @ $100
4.800%, 01/15/2053	35,000	33,503

		743,079

Energy — 5.2%
Archrock Partners
Callable 08/03/2023 @ $103
6.875%, 04/01/2027(A)	150,000	144,000
BP Capital Markets America
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	25,000	24,369
Devon Energy
Callable 01/15/2025 @ $102
4.500%, 01/15/2030	25,000	23,533
Energy Transfer
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	70,406
Callable 12/15/2024 @ $100
4.050%, 03/15/2025	100,000	97,191
Callable 02/15/2030 @ $100
3.750%, 05/15/2030	30,000	27,069
Halliburton
Callable 05/15/2045 @ $100
5.000%, 11/15/2045	45,000	40,716

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Kinder Morgan
Callable 03/01/2033 @ $100
5.200%, 06/01/2033	$60,000	$58,145
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	200,000	195,077
MPLX
Callable 12/01/2032 @ $100
5.000%, 03/01/2033	25,000	23,947
Saudi Arabian Oil MTN
2.875%, 04/16/2024(A)	200,000	194,964

		899,417

Financials — 10.5%
American Express
Callable 01/13/2026 @ $100
4.900%, 02/13/2026	35,000	34,641
Bank of America
8.050%, 06/15/2027	115,000	124,116
Bank of America
Callable 04/25/2033 @ $100
5.288%, U.S. SOFR + 1.910%,
04/25/2034(B)	135,000	133,745
Berkshire Hathaway Finance
Callable 09/15/2051 @ $100
3.850%, 03/15/2052	35,000	28,933
Capital One Financial
Callable 02/01/2033 @ $100
5.817%, U.S. SOFR + 2.600%,
02/01/2034(B)	15,000	14,311
Citigroup
Callable 11/17/2032 @ $100
6.270%, U.S. SOFR + 2.338%,
11/17/2033(B)	25,000	26,535
Callable 05/25/2033 @ $100
6.174%, U.S. SOFR + 2.661%,
05/25/2034(B)	25,000	25,218
Callable 09/29/2025 @ $100
5.610%, U.S. SOFR + 1.546%,
09/29/2026(B)	45,000	44,939
Goldman Sachs Group
5.700%, 11/01/2024	55,000	54,908
JPMorgan Chase
Callable 06/01/2033 @ $100
5.350%, U.S. SOFR + 1.845%,
06/01/2034(B)	60,000	60,478

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 08/01/2024 @ $100
5.000%, TSFR3M + 3.380%(B) (C)	$240,000	$234,450
Callable 07/25/2027 @ $100
4.851%, U.S. SOFR + 1.990%,
07/25/2028(B)	50,000	49,330
Macquarie Airfinance Holdings
Callable 05/01/2025 @ $104
8.375%, 05/01/2028(A)	200,000	202,788
Morgan Stanley
Callable 01/19/2033 @ $100
5.948%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 2.430%, 01/19/2038(B)	20,000	19,741
Callable 04/20/2028 @ $100
5.164%, U.S. SOFR + 1.590%,
04/20/2029(B)	20,000	19,756
Callable 04/17/2024 @ $100
3.620%, U.S. SOFR + 1.160%,
04/17/2025(B)	20,000	19,603
Northern Trust
Callable 10/01/2026 @ $100
4.600%, ICE LIBOR USD 3 Month +
3.202%(B) (C)	185,000	163,035
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	65,000	53,438
PNC Financial Services Group
Callable 01/26/2026 @ $100
4.758%, U.S. SOFR + 1.085%,
01/26/2027(B)	25,000	24,433
Royal Bank of Canada MTN
4.950%, 04/25/2025	40,000	39,486
State Street
Callable 01/26/2025 @ $100
4.857%, U.S. SOFR + 0.604%,
01/26/2026(B)	50,000	49,256
Toronto-Dominion Bank MTN
4.285%, 09/13/2024	70,000	68,751
Truist Financial MTN
Callable 01/26/2033 @ $100
5.122%, U.S. SOFR + 1.852%,
01/26/2034(B)	35,000	33,167
US Bancorp
Callable 06/10/2033 @ $100
5.836%, U.S. SOFR + 2.260%,
06/12/2034(B)	60,000	60,434

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 06/12/2028 @ $100
5.775%, U.S. SOFR + 2.020%,
06/12/2029(B)	$40,000	$39,988
Callable 04/15/2027 @ $100
5.300%, TSFR3M + 3.176%(B) (C)	135,000	109,687
Callable 02/01/2033 @ $100
4.839%, U.S. SOFR + 1.600%,
02/01/2034(B)	25,000	23,351
Callable 02/01/2028 @ $100
4.653%, U.S. SOFR + 1.230%,
02/01/2029(B)	35,000	33,435
Wells Fargo MTN
Callable 10/24/2028 @ $100
4.150%, 01/24/2029	25,000	23,693

		1,815,646

Health Care — 3.7%
Amgen
Callable 02/22/2024 @ $100
3.625%, 05/22/2024	155,000	152,294
AMN Healthcare
Callable 08/03/2023 @ $102
4.625%, 10/01/2027(A)	150,000	138,839
CVS Health
Callable 01/20/2026 @ $100
5.000%, 02/20/2026	15,000	14,930
Dartmouth-Hitchcock Health
Callable 02/01/2048 @ $100
4.178%, 08/01/2048	55,000	43,936
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	20,000	19,243
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	123,754
Sutter Health
Callable 02/15/2033 @ $100
5.164%, 08/15/2033	10,000	9,976
Callable 02/15/2030 @ $100
2.294%, 08/15/2030	45,000	37,200
UnitedHealth Group
Callable 08/15/2052 @ $100
5.875%, 02/15/2053	45,000	49,983

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Zimmer Biomet Holdings
Callable 08/24/2031 @ $100
2.600%, 11/24/2031	$50,000	$41,481

		631,636

Industrials — 6.0%
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	150,000	134,400
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	45,000	40,234
Burlington Northern Santa Fe
Callable 10/15/2053 @ $100
5.200%, 04/15/2054	70,000	71,394
Canadian Pacific Railway
Callable 11/15/2042 @ $100
4.300%, 05/15/2043	25,000	21,500
Caterpillar Financial Services MTN
4.900%, 01/17/2025	45,000	44,774
CSX
Callable 05/15/2052 @ $100
4.500%, 11/15/2052	35,000	31,612
Daimler Truck Finance North America
5.200%, 01/17/2025(A)	150,000	148,793
Fortress Transportation and Infrastructure
Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	150,000	137,251
Honeywell International
Callable 10/15/2033 @ $100
4.500%, 01/15/2034	65,000	63,572
John Deere Capital MTN
4.700%, 06/10/2030	15,000	14,901
2.125%, 03/07/2025	20,000	19,018
New Enterprise Stone & Lime
Callable 07/15/2024 @ $103
5.250%, 07/15/2028(A)	150,000	136,505
Raytheon Technologies
Callable 06/16/2025 @ $100
3.950%, 08/16/2025	35,000	34,293
Callable 07/19/2023 @ $100
3.650%, 08/16/2023	7,000	6,982
Callable 06/01/2031 @ $100
1.900%, 09/01/2031	55,000	43,909

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Ryder System MTN
Callable 05/01/2028 @ $100
5.250%, 06/01/2028	$20,000	$19,747
Textron
Callable 12/15/2030 @ $100
2.450%, 03/15/2031	25,000	20,617
Xylem
Callable 10/30/2030 @ $100
2.250%, 01/30/2031	60,000	49,786

		1,039,288

Information Technology — 2.3%
GoTo Group
Callable 09/01/2023 @ $103
5.500%, 09/01/2027(A)	78,000	42,910
International Business Machines
4.500%, 02/06/2026	100,000	98,579
ION Trading Technologies S.A.R.L.
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	201,000	173,505
Micron Technology
Callable 09/01/2029 @ $100
6.750%, 11/01/2029	25,000	25,987
Oracle
Callable 11/06/2032 @ $100
4.900%, 02/06/2033	35,000	33,975
Sierra Pacific Power
Callable 02/01/2026 @ $100
2.600%, 05/01/2026	20,000	18,634

		393,590

Materials — 5.3%
ATI
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	140,000	124,727
Carpenter Technology
Callable 08/03/2023 @ $103
6.375%, 07/15/2028	150,000	147,000
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	98,590
Ingevity
Callable 11/01/2023 @ $102
3.875%, 11/01/2028(A)	200,000	170,753

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Kinross
Callable 04/15/2033 @ $100
6.250%, 07/15/2033(A)	$80,000	$79,123
Mosaic
Callable 05/15/2033 @ $100
5.450%, 11/15/2033	10,000	9,739
Precision Castparts
Callable 12/15/2044 @ $100
4.375%, 06/15/2045	45,000	40,084
Rain CII Carbon
Callable 08/03/2023 @ $100
7.250%, 04/01/2025(A)	110,000	106,746
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	150,000	133,652

		910,414

Real Estate — 1.4%
Alexandria Real Estate Equities
Callable 10/15/2052 @ $100
5.150%, 04/15/2053	50,000	44,808
AvalonBay Communities
Callable 11/15/2032 @ $100
5.000%, 02/15/2033	25,000	24,897
Callable 03/03/2025 @ $100
3.450%, 06/01/2025	70,000	67,374
Realty Income
Callable 01/15/2030 @ $100
4.850%, 03/15/2030	100,000	96,670

		233,749

Utilities — 4.4%
Ameren Illinois
Callable 03/01/2033 @ $100
4.950%, 06/01/2033	95,000	94,245
Duke Energy Carolinas
Callable 07/15/2053 @ $100
5.400%, 01/15/2054	10,000	10,188
Duke Energy Florida
Callable 05/15/2052 @ $100
5.950%, 11/15/2052	45,000	49,016
Duke Energy Florida Project Finance
2.538%, 09/01/2029	133,499	121,083
Duke Energy Progress
Callable 10/01/2051 @ $100
4.000%, 04/01/2052	20,000	16,192

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Entergy Arkansas
Callable 10/15/2032 @ $100
5.150%, 01/15/2033	$25,000	$25,054
Entergy Texas
Callable 03/15/2052 @ $100
5.000%, 09/15/2052	20,000	18,682
Georgia Power
Callable 11/17/2032 @ $100
4.950%, 05/17/2033	25,000	24,678
Kansas Gas Service Securitization I
5.486%, 08/01/2032	65,000	65,482
NextEra Energy Capital Holdings
6.051%, 03/01/2025	75,000	75,282
Oglethorpe Power
Callable 02/01/2050 @ $100
3.750%, 08/01/2050	190,000	140,972
San Diego Gas & Electric
Callable 12/15/2031 @ $100
3.000%, 03/15/2032	100,000	85,722
Southern California Edison
Callable 08/01/2032 @ $100
5.950%, 11/01/2032	10,000	10,467
Wisconsin Public Service
Callable 10/10/2025 @ $100
5.350%, 11/10/2025	30,000	30,073

		767,136

TOTAL CORPORATE OBLIGATIONS
(Cost $10,079,903)		9,450,578

U.S. TREASURY OBLIGATIONS — 18.2%

U.S. Treasury Bonds
4.000%, 11/15/2052	25,000	25,680
4.000%, 11/15/2042	55,000	54,648
3.875%, 05/15/2043	50,000	48,789
3.875%, 02/15/2043	5,000	4,875
3.625%, 02/15/2053	650,000	623,797
U.S. Treasury Notes
4.250%, 05/31/2025	320,000	315,975
4.125%, 06/15/2026	110,000	108,891
4.125%, 01/31/2025	30,000	29,529
4.000%, 02/29/2028	20,000	19,852
3.875%, 12/31/2029	45,000	44,608
3.875%, 04/30/2025	110,000	107,860

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
3.875%, 03/31/2025	$410,000	$401,944
3.750%, 04/15/2026	210,000	205,538
3.625%, 05/31/2028	460,000	449,937
3.625%, 05/15/2026	235,000	229,272
3.500%, 02/15/2033	160,000	155,850
3.375%, 05/15/2033	330,000	318,244

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,181,913)		3,145,289

MORTGAGE-BACKED SECURITIES — 14.3%

FHLMC
5.000%, 07/01/2043	135,000	133,082
3.000%, 06/01/2052	346,582	305,217
2.500%, 05/01/2052	413,287	350,527
2.000%, 10/01/2051 - 02/01/2052	986,574	805,228
FNMA
5.000%, 11/01/2037 - 09/01/2052	268,426	265,180
4.500%, 07/01/2052	122,124	117,478
4.000%, 08/01/2037 - 10/01/2052	297,216	281,505
2.500%, 03/01/2052	249,887	211,940

TOTAL MORTGAGE-BACKED SECURITIES

(Cost $2,530,968)		2,470,157

ASSET-BACKED SECURITIES — 4.2%

Automotive — 2.0%
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
Callable 01/15/2025 @ $100
3.190%, 07/15/2031 (A)	100,000	96,090
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
Callable 01/15/2024 @ $100
3.520%, 07/15/2030 (A)	100,000	98,715
GM Financial Automobile Leasing Trust,
Ser 2022-3, Cl A3
Callable 01/20/2025 @ $100
4.010%, 09/22/2025	60,000	59,052
Honda Auto Receivables Owner Trust,
Ser 2022-2, Cl A3
Callable 01/18/2026 @ $100
3.730%, 07/20/2026	20,000	19,474

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hyundai Auto Receivables Trust, Ser 2019-B,
Cl A4
Callable 01/15/2024 @ $100
2.000%, 04/15/2025	$9,641	$9,610
World Omni Automobile Lease Securitization
Trust, Ser 2022-A, Cl A2
2.630%, 10/15/2024	61,456	61,024

		343,965

Other ABS — 2.2%
American Express Credit Account Master Trust,
Ser 2022-3, Cl A
3.750%, 08/15/2027	100,000	96,950
DLLAD, Ser 2023-1A, Cl A3
Callable 08/20/2027 @ $100
4.790%, 01/20/2028 (A)	10,000	9,801
John Deere Owner Trust, Ser 2023-A, Cl A3
Callable 09/15/2026 @ $100
5.010%, 11/15/2027	40,000	39,643
Sierra Timeshare Receivables Funding,
Ser 2023-1A, Cl B
Callable 07/20/2030 @ $100
5.830%, 01/20/2040 (A)	87,879	86,470
T-Mobile US Trust, Ser 2022-1A, Cl A
Callable 11/20/2025 @ $100
4.910%, 05/22/2028 (A)	100,000	98,809
Verizon Master Trust, Ser 2023-2, Cl A
Callable 04/20/2025 @ $100
4.890%, 04/13/2028	60,000	59,451

		391,124

TOTAL ASSET-BACKED SECURITIES
(Cost $741,785)		735,089

MUNICIPAL BONDS — 2.8%

Bay Area Toll Authority, RB
6.263%, 04/01/2049	150,000	177,641

Maryland Health & Higher Educational Facilities
Authority,
Callable 01/01/2040 @ $100
3.052%, 07/01/2040	75,000	56,301

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value

Massachusetts State, Commonwealth, Ser A,
RB
3.769%, 07/15/2029	$65,000	$61,845

New York City, Transitional Finance Authority,
Future Tax Secured Revenue, Ser B, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	97,921

Oklahoma State, Development Finance
Authority, RB
4.623%, 06/01/2044	60,000	57,493

Texas State, GO
5.517%, 04/01/2039	25,000	26,789

TOTAL MUNICIPAL BONDS
(Cost $502,016)		477,990

LOAN OBLIGATIONS — 1.8%

Communication Services — 1.0%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
8.842%, LIBOR + 3.500%, 12/17/2026	183,398	163,912

Financials — 0.8%
Advisor Group Holdings, Inc., Term B-1 Loan,
1st Lien
9.693%, LIBOR + 4.500%, 07/31/2026	144,750	144,766

TOTAL LOAN OBLIGATIONS
(Cost $327,807)		308,678

TOTAL INVESTMENTS — 96.0%
(Cost $17,364,392)		$16,587,781

A list of the open forward contracts held by the Fund at June 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/20/23	SEK	13,205	USD	1,243	$14
HSBC	09/20/23	USD	66,000	PLN	272,384	734
HSBC	09/20/23	USD	10,000	CHF	8,936	67
HSBC	09/20/23	USD	70,000	CHF	62,032	(119)
HSBC	09/20/23	USD	101,000	CNH	716,135	(1,840)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/20/23	USD	17,000	THB	602,264	$118
HSBC	09/20/23	USD	90,000	THB	3,104,879	(1,751)
HSBC	09/20/23	USD	107,901	ZAR	2,003,502	(2,295)
HSBC	09/20/23	USD	20,000	CZK	440,728	161
HSBC	09/20/23	USD	101,000	CZK	2,200,467	(337)
HSBC	09/20/23	USD	133,000	RON	613,816	1,800
HSBC	09/20/23	AUD	140,000	JPY	13,424,808	716
HSBC	09/20/23	USD	218,000	ILS	784,821	(5,639)
HSBC	09/20/23	USD	235,000	HUF	82,460,032	1,931
HSBC	09/20/23	USD	3,000	HUF	1,037,533	(19)
HSBC	09/20/23	USD	93,349	GBP	73,578	114
HSBC	09/20/23	USD	152,713	GBP	120,000	(281)
HSBC	09/20/23	USD	278,000	IDR	4,149,098,307	(2,492)
HSBC	09/20/23	PLN	44,885	USD	11,000	3
HSBC	09/20/23	PLN	282,009	USD	68,344	(748)
HSBC	09/20/23	CHF	340,909	USD	382,699	(1,346)
HSBC	09/20/23	USD	345,204	SEK	3,678,965	(2,811)
HSBC	09/20/23	NZD	288,000	USD	178,266	1,578
HSBC	09/20/23	NZD	58,000	USD	35,315	(267)
HSBC	09/20/23	USD	372,692	AUD	549,042	(6,139)
HSBC	09/20/23	USD	304,000	CLP	246,763,038	874
HSBC	09/20/23	USD	71,000	CLP	57,250,375	(267)
HSBC	09/20/23	USD	386,243	BRL	1,909,304	6,918
HSBC	09/20/23	USD	376,000	COP	1,603,207,576	140
HSBC	09/20/23	USD	12,000	COP	51,029,879	(28)
HSBC	09/20/23	USD	54,062	NZD	89,000	540
HSBC	09/20/23	USD	343,096	NZD	553,313	(3,640)
HSBC	09/20/23	GBP	434,755	USD	548,739	(3,517)
HSBC	09/20/23	USD	296,000	INR	24,441,716	1,023
HSBC	09/20/23	USD	179,000	INR	14,721,094	(105)
HSBC	09/20/23	ILS	494,767	USD	136,000	2,123
HSBC	09/20/23	USD	507,000	PHP	28,275,874	3,519
HSBC	09/20/23	USD	3,000	PHP	166,071	(2)
HSBC	09/20/23	USD	20,000	KRW	26,290,274	37
HSBC	09/20/23	USD	520,797	KRW	666,225,661	(13,037)
HSBC	09/20/23	USD	526,273	MXN	9,198,778	3,180
HSBC	09/20/23	USD	15,000	MXN	260,010	(35)
HSBC	09/20/23	USD	557,489	JPY	77,246,424	(15,557)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/20/23	USD	380,000	NOK	4,089,373	$2,031
HSBC	09/20/23	USD	184,265	NOK	1,941,792	(2,862)
HSBC	09/20/23	USD	368,584	CAD	490,122	1,843
HSBC	09/20/23	USD	222,000	CAD	292,625	(838)
HSBC	09/20/23	USD	654,243	SGD	875,095	(5,252)
HSBC	09/20/23	USD	725,331	TWD	22,176,236	(11,630)
HSBC	09/20/23	BRL	169,672	USD	35,000	61
HSBC	09/20/23	BRL	620,081	USD	125,894	(1,792)
HSBC	09/20/23	CAD	400,939	USD	304,000	976
HSBC	09/20/23	CAD	530,222	USD	399,000	(1,734)
HSBC	09/20/23	AUD	939,477	USD	636,942	9,726
HSBC	09/20/23	AUD	70,000	USD	46,557	(177)
HSBC	09/20/23	RON	1,101,367	USD	240,000	(1,871)
HSBC	09/20/23	SGD	1,122,429	USD	840,480	8,061
HSBC	09/20/23	SGD	20,238	USD	15,000	(9)
HSBC	09/20/23	USD	296,764	EUR	272,000	1,208
HSBC	09/20/23	USD	894,878	EUR	815,001	(2,056)
HSBC	09/20/23	EUR	737,000	USD	810,051	2,679
HSBC	09/20/23	EUR	700,397	USD	762,920	(4,355)
HSBC	09/20/23	NOK	211,853	USD	20,000	208
HSBC	09/20/23	NOK	1,611,202	USD	150,000	(519)
HSBC	09/20/23	CNH	2,399,481	USD	337,512	5,267
HSBC	09/20/23	ZAR	841,037	USD	45,000	668
HSBC	09/20/23	ZAR	1,643,982	USD	86,000	(656)
HSBC	09/20/23	MXN	347,289	USD	20,000	11
HSBC	09/20/23	MXN	2,533,646	USD	145,000	(828)
HSBC	09/20/23	CZK	9,808,573	USD	444,770	(3,933)
HSBC	09/20/23	JPY	1,899,716	AUD	20,000	25
HSBC	09/20/23	JPY	11,531,090	AUD	120,000	(783)
HSBC	09/20/23	INR	15,161,919	USD	184,321	69
HSBC	09/20/23	INR	3,543,137	USD	43,000	(57)
HSBC	09/20/23	TWD	20,640,623	USD	674,000	9,720
HSBC	09/20/23	TWD	994,821	USD	32,000	(17)
HSBC	09/20/23	THB	21,398,299	USD	622,264	14,069
HSBC	09/20/23	THB	1,690,120	USD	48,000	(38)
HSBC	09/20/23	PHP	3,147,261	USD	57,000	176
HSBC	09/20/23	PHP	31,414,041	USD	562,665	(4,513)
HSBC	09/20/23	JPY	61,853,387	USD	445,243	11,303

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/20/23	JPY	5,003,053	USD	35,000	$(100)
HSBC	09/20/23	HUF	1,037,952	USD	3,000	18
HSBC	09/20/23	HUF	115,447,229	USD	329,131	(2,582)
HSBC	09/20/23	KRW	185,662,078	USD	145,000	3,499
HSBC	09/20/23	KRW	24,942,274	USD	19,000	(10)
HSBC	09/20/23	CLP	135,703,994	USD	168,000	339
HSBC	09/20/23	CLP	319,972,389	USD	394,525	(799)
HSBC	09/20/23	COP	136,187,074	USD	32,000	48
HSBC	09/20/23	COP	327,997,443	USD	76,885	(69)
HSBC	09/20/23	IDR	1,578,587,977	USD	105,384	563

						$(11,594)

Percentages are based on Net Assets of $17,286,561.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2023, was $3,680,310 and represents 21.3% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Shekels

INR — Indian Rupee

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
JUNE 30, 2023 (Unaudited)

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP— Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SOFR — Secured Overnight Financing Rate

TSFR — Term Secured Overnight Financing Rate

THB — Thai Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

MES-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 77.6%

	Face Amount	Value
Communication Services — 3.8%
Beasley Mezzanine Holdings
Callable 08/03/2023 @ $104
8.625%, 02/01/2026(A)	$1,237,000	$812,314
Spanish Broadcasting System
Callable 09/01/2023 @ $105
9.750%, 03/01/2026(A)	1,110,000	760,876
Urban One
Callable 02/01/2024 @ $104
7.375%, 02/01/2028(A)	1,100,000	958,243

		2,531,433

Consumer Discretionary — 13.3%
Arrow Bidco
Callable 07/19/2023 @ $100
9.500%, 03/15/2024(A)	167,000	167,334
Brightline Trains Florida
Callable 01/01/2024 @ $104
8.000%, 01/01/2028(A)(B)	1,119,000	979,125
Carnival
Callable 11/01/2024 @ $103
6.000%, 05/01/2029(A)	908,000	810,694
Jacobs Entertainment
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	711,000	636,381
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	403,000	360,705
NCL Finance
Callable 12/15/2027 @ $100
6.125%, 03/15/2028(A)	610,000	549,012
NES Fircroft Bondco
Callable 09/29/2024 @ $106
11.750%, 09/29/2026(A)	625,000	634,731
Park River Holdings
Callable 08/01/2024 @ $103
6.750%, 08/01/2029(A)	770,000	612,150
Premier Entertainment Sub
Callable 09/01/2026 @ $103
5.875%, 09/01/2031(A)	775,000	571,756
Scientific Games Holdings
Callable 03/01/2025 @ $103
6.625%, 03/01/2030(A)	946,000	832,480

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Staples
Callable 08/03/2023 @ $103
10.750%, 04/15/2027(A)	$1,448,000	$841,137
SWF Escrow Issuer
Callable 10/01/2024 @ $103
6.500%, 10/01/2029(A)	670,000	402,019
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	865,000	761,229
Upbound Group
Callable 02/15/2024 @ $103
6.375%, 02/15/2029(A)	833,000	739,287

		8,898,040

Consumer Staples — 1.2%
HLF Financing S.A.R.L.
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	1,170,000	833,941

Energy — 17.9%
Bristow Group
Callable 03/01/2024 @ $103
6.875%, 03/01/2028(A)	683,000	648,851
CSI Compressco
Callable 08/03/2023 @ $108
10.000%, 04/01/2026(A)	518,000	440,300
Callable 08/03/2023 @ $102
7.500%, 04/01/2025(A)	886,000	846,130
Ensign Drilling
Callable 08/03/2023 @ $100
9.250%, 04/15/2024(A)	844,000	819,615
Ferrellgas Escrow
Callable 04/01/2024 @ $103
5.875%, 04/01/2029(A)	1,200,000	1,005,355
Greenfire Resources
Callable 08/15/2023 @ $106
12.000%, 08/15/2025(A)	784,000	833,000
ITT Holdings
Callable 08/01/2024 @ $103
6.500%, 08/01/2029(A)	1,136,000	957,057
NGL Energy Operating
Callable 08/03/2023 @ $104
7.500%, 02/01/2026(A)	1,089,000	1,072,525
Odfjell Rig III
Callable 12/01/2025 @ $105
9.250%, 05/31/2028	991,000	995,955

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Solaris Midstream Holdings
Callable 08/03/2023 @ $104
7.625%, 04/01/2026(A)	$1,023,000	$990,023
Summit Midstream Holdings
Callable 10/15/2023 @ $104
9.000%, 10/15/2026(A) (C)	524,000	508,935
Callable 08/03/2023 @ $100
5.750%, 04/15/2025	755,000	685,899
TransMontaigne Partners
Callable 07/19/2023 @ $102
6.125%, 02/15/2026	897,000	775,606
Venture Global LNG
Callable 06/01/2026 @ $104
8.375%, 06/01/2031(A)	544,000	548,443
Welltec International APS
Callable 10/15/2023 @ $104
8.250%, 10/15/2026(A)	782,000	792,880

		11,920,574

Financials — 5.4%
Burford Capital Global Finance
Callable 04/15/2025 @ $103
6.875%, 04/15/2030(A)	934,000	851,359
Macquarie Airfinance Holdings
Callable 05/01/2025 @ $104
8.375%, 05/01/2028(A)	847,000	858,807
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103
6.500%, 05/01/2028(A)	1,099,000	978,110
VistaJet Malta Finance
Callable 02/01/2025 @ $103
6.375%, 02/01/2030(A)	1,173,000	944,537

		3,632,813

Health Care — 1.5%
AdaptHealth
Callable 03/01/2025 @ $103
5.125%, 03/01/2030(A)	1,200,000	972,000

Industrials — 14.5%
Cimpress
Callable 07/19/2023 @ $102
7.000%, 06/15/2026	1,373,000	1,245,998
CoreCivic
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	351,152

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
F-Brasile
Callable 07/14/2023 @ $104
7.375%, 08/15/2026(A)	$1,302,000	$1,178,310
Fortress Transportation and Infrastructure
Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	700,000	640,502
Innovate
Callable 07/14/2023 @ $104
8.500%, 02/01/2026(A)	510,000	390,150
JPW Industries Holding
Callable 08/03/2023 @ $102
9.000%, 10/01/2024(A)	1,054,000	953,006
Knife River
Callable 05/01/2026 @ $104
7.750%, 05/01/2031(A)	309,000	312,869
Navios South American Logistics
Callable 08/03/2023 @ $103
10.750%, 07/01/2025(A)	1,035,000	998,775
New Enterprise Stone & Lime
Callable 08/03/2023 @ $105
9.750%, 07/15/2028(A)	666,000	642,477
Park-Ohio Industries
Callable 08/03/2023 @ $102
6.625%, 04/15/2027	1,207,000	1,066,385
Railworks Holdings
Callable 11/15/2024 @ $104
8.250%, 11/15/2028(A)	1,097,000	1,019,709
Rand Parent
Callable 02/15/2026 @ $104
8.500%, 02/15/2030(A)	338,000	306,009
Triumph Group
Callable 08/03/2023 @ $102
7.750%, 08/15/2025	542,000	526,932

		9,632,274

Information Technology — 5.7%
Conduent Business Services
Callable 11/01/2024 @ $103
6.000%, 11/01/2029(A)	946,000	774,056
Consensus Cloud Solutions
Callable 10/15/2026 @ $102
6.500%, 10/15/2028(A)	1,100,000	940,500

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Exela Intermediate
Callable 08/03/2023 @ $100
11.500%, 07/15/2026(A)	$150,000	$13,500
GoTo Group
Callable 09/01/2023 @ $103
5.500%, 09/01/2027(A)	956,000	525,918
ION Trading Technologies S.A.R.L.
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	963,000	831,271
Virtusa
Callable 12/15/2023 @ $104
7.125%, 12/15/2028(A)	942,000	767,158

		3,852,403

Materials — 14.3%
ASP Unifrax Holdings
Callable 09/30/2024 @ $104
7.500%, 09/30/2029(A)	1,191,000	737,394
Calderys Financing
Callable 06/01/2025 @ $106
11.250%, 06/01/2028(A)	966,000	989,947
Cerdia Finanz GMBH
Callable 02/15/2024 @ $105
10.500%, 02/15/2027(A)	1,090,000	1,070,687
Consolidated Energy Finance
Callable 10/15/2024 @ $103
5.625%, 10/15/2028(A)	931,000	791,536
Conuma Resources
Callable 05/01/2026 @ $110
13.125%, 05/01/2028(A)	1,011,000	956,288
GPD
Callable 08/03/2023 @ $103
10.125%, 04/01/2026(A)	712,000	655,033
JW Aluminum Continuous Cast
Callable 07/19/2023 @ $103
10.250%, 06/01/2026(A)	592,000	587,560
Mativ Holdings
Callable 08/03/2023 @ $103
6.875%, 10/01/2026(A)	1,115,000	975,848
Rain CII Carbon
Callable 08/03/2023 @ $100
7.250%, 04/01/2025(A)	1,075,000	1,043,201
SunCoke Energy
Callable 06/30/2024 @ $102
4.875%, 06/30/2029(A)	1,132,000	950,718

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Warrior Met Coal
Callable 12/01/2024 @ $104
7.875%, 12/01/2028(A)	$762,000	$764,730

		9,522,942

TOTAL CORPORATE OBLIGATIONS
(Cost $56,195,283)		51,796,420

LOAN OBLIGATIONS — 17.2%

Communication Services — 1.6%
DirectTV Financing, LLC, Term Loan, 1st Lien
10.217%, CME Term SOFR + 5.000%,
07/22/2027	294,875	287,954
Research Now Group, Inc., Initial Term Loan,
1st Lien
10.799%, LIBOR + 5.500%, 12/20/2024	1,081,178	762,566

		1,050,520

Energy — 1.2%
WaterBridge Midstream Operating, LLC, Initial
Term Loan, 1st Lien
11.005%, LIBOR + 5.750%, 06/22/2026	822,119	815,698

Financials — 2.1%
RLG Holdings, Term Loan, 2nd Lien
12.717%, CME Term SOFR + 7.610%,
07/02/2029	996,000	909,677
Runner Buyer Inc., Initial Term Loan, 1st Lien
10.693%, LIBOR + 5.500%, 10/08/2028	661,625	506,560

		1,416,237

Industrials — 6.0%
ARC Falcon I, Term Loan, 2nd Lien
12.203%, CME Term SOFR + 7.100%,
09/22/2029	740,000	632,700
DXP Enterprises, Inc., Initial Term Loan, 1st
Lien
10.444%, CME Term SOFR + 5.350%,
12/16/2027	527,850	528,948
FCG Acquisitions, Inc., Initial Term Loan, 2nd
Lien
12.253%, CME Term SOFR + 6.750%,
03/30/2029	380,000	355,935

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Forming Machining Industries Holdings, LLC,
Initial Term Loan, 1st Lien
9.726%, LIBOR + 4.250%, 10/09/2025	$243,020	$184,695
Forming Machining Industries Holdings, LLC,
Initial Term Loan, 2nd Lien
13.664%, LIBOR + 8.400%, 10/09/2026	500,000	330,000
NA Rail Hold Co. LLC, Tranche B-2 Term Loan,
1st Lien
9.504%, CME Term SOFR + 4.260%,
10/19/2026	357,933	357,485
One Stop Mailing, LLC, Term Loan, 1st Lien
11.443%, LIBOR + 6.250%, 04/29/2027	967,684	919,300
Rand Parent/Atlas Air, Term Loan, 1st Lien
9.492%, CME Term SOFR + 4.250%,
02/08/2028	339,150	317,953
Roper Industrial Product, Term Loan 1st Lien
9.742%, CME Term SOFR + 4.500%,
11/30/2029	360,000	358,200

		3,985,216

Information Technology — 5.5%
Bracket Holdings/Signant Health, Term Loan,
1st Lien
10.173%, CME Term SOFR + 5.100%,
05/08/2028	880,000	863,227
ConvergeOne Holdings, Corp., Initial Term
Loan, 2nd Lien
13.872%, LIBOR + 8.500%, 01/14/2027	140,000	49,482
Dodge Data & Analytics, Term Loan 2nd Lien
13.642%, CME Term SOFR + 8.400%,
02/10/2030	1,000,000	690,000
Emerald EMS, Term Loan, 1st Lien
11.664%, CME Term SOFR + 6.400%,
12/29/2027	633,750	602,062
Exela Intermediate LLC, 2018 Term Loan, 1st
Lien
12.057%, LIBOR + 6.500%, 07/12/2023	301,845	141,867
McAfee, Term Loan, 1st Lien
10.030%, LIBOR + 4.750%, 07/27/2028	852,025	638,661
Redstone Holdco, Term Loan, 1st Lien
10.005%, LIBOR + 5.255%, 04/27/2028	847,848	703,188

		3,688,487

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Materials — 0.8%
Alchemy US Holdco 1, LLC, Initial Term Loan,
1st Lien
10.892%, CME Term SOFR + 5.500%,
10/10/2025	$577,721	$553,168

TOTAL LOAN OBLIGATIONS
(Cost $13,102,225)		11,509,326

WARRANT — 0.5%

	Number of Warrants
Energy — 0.5%
Greenfire Resources*(B)	1,120	336,000

TOTAL WARRANT
(Cost $39,200)		336,000

COMMON STOCK — 0.3%

	Shares
Consumer Discretionary — 0.3%
24 Hour Fitness Worldwide, Inc. *(B)(D)	90,461	905
PSS Industrial Offering, Class A *(B)(D)	1,353	132,299
PSS Industrial Offering, Class B *(B)(D)	351	34,361

		167,565

TOTAL COMMON STOCK
(Cost $1,206,173)		167,565

RIGHTS — 0.0%

	Number of Rights
Industrials — 0.0%
Altera Infrastructure *(D)	2,800	—

TOTAL RIGHTS
(Cost $633,990)		—

PREFERRED STOCK — 0.0%

	Shares
Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. # *(B)(D)	22,590	226

TOTAL PREFERRED STOCK
(Cost $30,497)		226

TOTAL INVESTMENTS — 95.6%
(Cost $71,207,368)		$63,809,537

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
JUNE 30, 2023 (Unaudited)

Percentages are based on Net Assets of $66,725,166.

*	Non-income producing security.
#	There is currently no interest rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2023 was $46,148,493 and represents 69.2% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2023. The coupon on a step bond changes on a specified date.
(D)	Securities considered restricted. The total market value of such securities as of June 30, 2023 was $167,791 and represented 0.3% of the Net Assets.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2023, is as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/28/2020	$601,017	$905
PSS Industrial Offering, Class A	1,353	5/31/2022	77,451	132,299
PSS Industrial Offering, Class B	351	6/30/2022	527,705	34,361
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/29/2020	30,497	226
Rights
Altera Infrastructure	2,800	12/05/2022	633,990	–

			$1,870,660	$167,791

MES-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY FUND
JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.5%

	Shares	Value

Communication Services — 1.2%
Nexstar Media Group, Cl A	1,935	$322,274

Consumer Discretionary — 8.7%
Brunswick	4,040	350,026
Gentherm *	6,410	362,229
Kontoor Brands	8,805	370,690
Ollie’s Bargain Outlet Holdings *	6,500	376,545
Topgolf Callaway Brands *	13,595	269,861
Wendy’s	11,960	260,130
Wyndham Hotels & Resorts	5,453	373,912

		2,363,393

Consumer Staples — 2.7%
Hostess Brands, Cl A *	14,450	365,874
Sprouts Farmers Market *	10,175	373,728

		739,602

Energy — 6.1%
ChampionX	13,425	416,712
Green Plains *	8,975	289,354
Kosmos Energy *	40,955	245,321
Permian Resources, Cl A	25,865	283,480
TechnipFMC PLC *	25,565	424,890

		1,659,757

Financials — 10.3%
Axis Capital Holdings	6,500	349,895
Columbia Banking System	16,950	343,746
Hancock Whitney	9,185	352,520
Kemper	7,305	352,539
New York Community Bancorp	24,540	275,830
Radian Group	13,080	330,663
SouthState	3,760	247,408
Synovus Financial	8,980	271,645
Wintrust Financial	3,845	279,224

		2,803,470

Health Care — 13.8%
Amedisys *	2,820	257,861
Amphastar Pharmaceuticals *	3,590	206,317
Collegium Pharmaceutical *	14,280	306,877
Halozyme Therapeutics *	12,124	437,313
ICU Medical *	2,050	365,290
Lantheus Holdings *	4,840	406,173
Maravai LifeSciences Holdings, Cl A *	20,940	260,284

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY FUND
JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Health Care — continued
Merit Medical Systems *	3,115	$260,539
Pacira BioSciences *	8,035	321,962
R1 RCM *	18,095	333,853
Supernus Pharmaceuticals *	7,200	216,432
Tenet Healthcare *	4,530	368,651

		3,741,552

Industrials — 22.7%
American Woodmark *	4,940	377,268
Astec Industries	6,325	287,408
Barnes Group	6,670	281,407
Brink’s	5,045	342,202
CACI International, Cl A *	1,370	466,951
Copa Holdings, Cl A	3,935	435,132
Energy Recovery *	15,305	427,775
Enerpac Tool Group, Cl A	12,920	348,840
Fluor *	9,745	288,452
Gibraltar Industries *	6,410	403,317
Hayward Holdings *	28,385	364,747
ITT	4,615	430,164
Kirby *	4,830	371,669
Mueller Water Products, Cl A	18,725	303,907
SPX Technologies *	4,530	384,914
Vicor *	3,590	193,860
XPO *	7,525	443,975

		6,151,988

Information Technology — 11.9%
A10 Networks	18,125	264,444
Belden	3,935	376,383
Calix *	7,530	375,822
CommVault Systems *	3,680	267,241
Insight Enterprises *	2,050	299,997
Instructure Holdings *	10,600	266,696
MKS Instruments	3,205	346,460
Perficient *	3,845	320,404
Rambus *	4,705	301,920
Sanmina *	7,010	422,493

		3,241,860

Materials — 4.3%
AptarGroup	2,850	330,201
ATI Inc. *	8,120	359,148
Hecla Mining	67,290	346,543

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY FUND
JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Materials — continued
Tronox Holdings PLC	10,815	$137,459

		1,173,351

Real Estate — 8.4%
Alexander & Baldwin ‡	17,955	333,604
Armada Hoffler Properties ‡	22,145	258,654
Four Corners Property Trust ‡	9,490	241,046
InvenTrust Properties ‡	11,715	271,085
Physicians Realty Trust ‡	23,170	324,148
Piedmont Office Realty Trust, Cl A ‡	34,415	250,197
Safehold ‡	12,740	302,320
STAG Industrial ‡	8,635	309,824

		2,290,878

Utilities — 3.4%
Northwest Natural Holding	8,515	366,571
ONE Gas	3,265	250,784
Portland General Electric	6,530	305,800

		923,155

TOTAL COMMON STOCK
(Cost $23,120,268)		25,411,280

EXCHANGE TRADED FUNDS — 2.2%

iShares Russell 2000 ETF	1,450	271,542
SPDR S&P Biotech ETF	3,935	327,392

TOTAL EXCHANGE TRADED FUNDS
(Cost $588,484)		598,934

TOTAL INVESTMENTS — 95.7%
(Cost $23,708,752)		$26,010,214

Percentages are based on Net Assets of $27,166,007.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

MES-QH-001-0900